Investment Strategy	Jun. 30, 2026
NexPoint Event Driven Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by primarily investing in equity, debt, and/or derivative securities of companies that the Adviser expects to benefit from an event catalyst. Specific event catalysts include, but are not limited to: mergers, acquisitions, tender offers, asset sales or other divestitures, restructurings, spin-offs, refinancings, recapitalizations (the restructuring of a company’s debt and equity structure), reorganizations, or broader geopolitical, environmental or economic events that can impact specific industries or the economy as a whole. Catalyst driven investing also includes purchasing securities that may benefit from a company specific event (such as, but not limited to, earnings, investor days, product publications and other events which may be occurring in the industry the company operates in or in the broader economy).
The Fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Supplementally, the Fund notes that as SPACs represent a new and evolving area of the financial industry, the noted disclosure is designed to provide flexibility for the Fund to react to innovative structures that cannot be known at this time that may operate in all material respects as a SPAC without being named a SPAC. A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. There is no limit on the portion of the Fund that may be invested in SPACs. Although the Fund’s allocation to different investment strategies and investment types changes over time, the Fund may have a significant percentage of its assets invested in SPACs.
The Fund may purchase the securities of companies that are involved in, or expected to be involved in, publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the transaction, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment.
The Fund may invest in capital structure arbitrage, convertible arbitrage and volatility arbitrage. Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Adviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the Fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the Fund established its positions. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities. Volatility arbitrage is a trading strategy that aims to profit from the difference between the forecasted price volatility of an asset, and the implied volatility of options based on that asset. The Fund may invest in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. These would typically be proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management or selling the company.
In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including, among others, corporate debt obligations (including defaulted securities and obligations of distressed issuers), those that pay a fixed or floating rate of interest, senior loans, warrants, convertible securities, master limited partnerships (“MLPs”), derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may also engage in forward commitments and reverse repurchase agreements.
The Fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. The Fund may invest in non‑investment‑grade debt securities (those rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO)), unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the Adviser to generate income, to diversify the Fund’s investments or for other investing purposes.
The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. The success of the event-driven strategy depends on, among other things, the Adviser’s correct evaluation of the outcome of the opportunity because the Adviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover, reorganization, or other event.
The Fund may also loan portfolio securities to earn income.
The Fund may invest in securities of companies without an identified change or event to hedge unwanted exposures to an industry or the market as a whole.
The Fund normally invests in both U.S. and non‑U.S. securities. Non‑U.S. securities may be denominated in either U.S. dollars or foreign currencies. The Fund may invest in securities of issuers of any market capitalization.
The Fund may invest in indexed and inverse securities, such as other investment companies, including ETFs, closed‑end funds and open‑end mutual funds. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. In addition, the Fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the Fund’s principal investment strategies. For example, the Fund may take a position in a narrowly-based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The Fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with (but are not subject to) the credit quality and duration limits applicable to money market funds under applicable law.
The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.
The Adviser normally allocates the Fund’s investments across different industries and sectors, but the Adviser may invest a significant percentage of the Fund’s assets in issuers in a single or small number of industries or sectors as a result of its investment strategy. As of June 30, 2026, the Fund’s investments were focused in the communication services and industrials sectors. The Fund’s sector-specific exposures may change over time, and the Fund may focus on other sectors in the future.
The Fund’s holdings may be adjusted at any time. The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable, in order to take advantage of what the Adviser considers to be a better investment opportunity, when the Adviser believes the investment no longer represents a relatively attractive investment opportunity, or when the Adviser perceives deterioration in the credit fundamentals of the issuer.
The Fund is a non‑diversified fund as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis. As a result, the Fund may be more likely to realize capital gains, including short-term capital gains taxable as ordinary income that must be distributed to shareholders as taxable income. High turnover may also cause the Fund to pay more brokerage commissions and to incur other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions and transaction costs it incurs will vary over time based on market conditions.

NexPoint Merger Arbitrage Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are involved in publicly-announced mergers (including mergers through takeovers and tender offers, so long as tender offers are being used to effect a merger) (“Merger Transactions”) or companies that the Adviser believes may be involved in Merger Transactions. This investment policy is not fundamental and may be changed by the Fund without shareholder approval upon 60 days’ prior written notice to shareholders. There can be no assurance that the Fund will achieve its investment objective.
The Fund engages in risk arbitrage strategies, particularly merger arbitrage strategies, in order to achieve its investment objective. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of Merger Transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment. The merger arbitrage strategy is designed to provide performance that the Adviser believes will normally have relatively low correlation with the overall performance of stock markets.
In making merger arbitrage investments for the Fund, the Adviser is guided, without limitation, by the following general considerations:
•	Annualized and absolute returns;
•	Downside risk if a transaction is terminated;
•	Proposed financing terms;
•	Transaction size;
•	Regulatory approvals needed;
•	Anti-trust concerns; and
•	Shareholder voting requirements.
The Adviser may invest the Fund’s assets in both negotiated, or “friendly,” reorganizations and non‑negotiated, or “hostile,” takeover attempts, but in either case the Adviser’s primary considerations include the likelihood that the transaction will be successfully completed and its risk-adjusted profile. The Fund may also participate in other forms of arbitrage including, without limitation, share class arbitrage. The Fund may also short a company in an announced transaction in anticipation that the deal will be terminated or deal terms will be re‑negotiated. The Fund may hold a portion of its assets in cash and cash-like instruments in anticipation of arbitrage opportunities. For purposes of this strategy, “cash and cash-like instruments” include cash, cash equivalents, money market instruments, U.S. Treasury bills and other short-term government securities, repurchase agreements, commercial paper, certificates of deposit, and other short-term instruments held for liquidity or cash-management purposes.
Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. The Fund may invest in issuers of any market capitalization. Although the equity securities in which the Fund invests may be denominated in any currency and may be located in emerging markets without limit, the Fund will primarily invest in equity securities that are located in developed markets. Such investment may be denominated in U.S. dollars, non‑U.S. currencies or multinational currency units. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.
The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.
The Fund may employ currency hedges (either in the forward, futures or options markets) in certain circumstances to reduce currency risk on investments in assets denominated in foreign currencies.
In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as senior loans, asset-backed securities, master limited partnerships (“MLPs”), and other investment companies, including exchange-traded funds (“ETFs”). To the extent that the Fund invests in shares of another investment company or ETF, the Fund bears its proportionate share of the expenses of the underlying investment company or ETF and is subject to the risks of the underlying investment company’s or ETF’s investments.
The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests, and for temporary, extraordinary or emergency purposes. The use of leverage for investment purposes increases both investment opportunity and investment risk. The Fund may seek additional income by making secured loans on its portfolio securities.
The Fund may also invest in debt securities of any kind, including debt securities of varying maturities, below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk securities”), debt securities paying a fixed or fluctuating rate of interest, inflation-indexed bonds, structured notes, loan assignments, loan participations, asset-backed securities, debt securities convertible into equity securities, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities or by domestic or foreign private issuers.
The Adviser normally allocates the Fund’s investments across different industries and sectors, but the Adviser may invest a significant percentage of the Fund’s assets in issuers in a single or small number of industries or sectors as a result of its merger arbitrage investment strategy. As a result, the Fund’s investments may focus on the information technology and financials sectors.
The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable.
The Fund is non‑diversified as defined in the 1940 Act but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.
The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis. As a result, the Fund may be more likely to realize capital gains, including short-term capital gains taxable as ordinary income that must be distributed to shareholders as taxable income. High turnover may also cause the Fund to pay more brokerage commissions and to incur other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions and transaction costs it incurs will vary over time based on market conditions.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target. The Fund may invest without limitation in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates, commodities and/or currencies, as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to any extent deemed by the Adviser to be in the best interest of the Fund, and to the extent permitted by the 1940 Act, to hedge various investments for risk management and speculative purposes.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund engages in risk arbitrage strategies, particularly merger arbitrage strategies, in order to achieve its investment objective. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of Merger Transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment. The merger arbitrage strategy is designed to provide performance that the Adviser believes will normally have relatively low correlation with the overall performance of stock markets.
In making merger arbitrage investments for the Fund, the Adviser is guided, without limitation, by the following general considerations:
•	Annualized and absolute returns;
•	Downside risk if a transaction is terminated;
•	Proposed financing terms;
•	Transaction size;
•	Regulatory approvals needed;
•	Anti-trust concerns; and
•	Shareholder voting requirements.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are involved in publicly-announced mergers (including mergers through takeovers and tender offers, so long as tender offers are being used to effect a merger) (“Merger Transactions”) or companies that the Adviser believes may be involved in Merger Transactions.
NexPoint Credit Catalyst Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in credit instruments. The Fund defines credit instruments broadly to include any debt instrument or instrument with debtlike characteristics. The Fund’s investments in credit instruments typically include corporate and sovereign bonds, senior loans, convertible securities and preferred stocks, and securitized instruments such as mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), which are vehicles backed by pools of assets such as mortgages, loans, or other receivables.
The adviser seeks to invest primarily in credit instruments that the Adviser expects to benefit from an event catalyst. Specific event catalysts include, but are not limited to: mergers, acquisitions, capital structure arbitrage (the exploitation of discrepancies of a company’s debt and equity securities), tender offers, asset sales or other divestitures, restructurings, spin-offs, initial public offerings, new issue debt, debt refinancings, near-term debt maturities, asset monetizations (the process of converting assets into a revenue source), recapitalizations (the restructuring of a company’s debt and equity structure), reorganizations, or broader geopolitical, environmental or economic events that can impact specific industries or the economy as a whole.
Catalyst driven investing also includes purchasing securities that may benefit from a company specific event such as, but not limited to, earnings, company investor days, product publications and other events which may be occurring in the industry the company operates in or in the broader economy.
The Fund may also invest in securities of late-stage distressed issuers and issuers involved in pre‑ and post-bankruptcy proceedings. The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets. The success of any strategy employed by the Fund’s Adviser will largely depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event.
In addition to the above strategies, the Fund may invest in other investments or utilize other strategies, including non‑credit‑related event-driven and market neutral strategies. A market neutral strategy is a type of investment strategy that seeks to profit irrespective of whether prices of securities in the market more generally are broadly increasing or decreasing. The Fund may invest in securities of companies without an identified change or event to hedge unwanted exposures to an industry or the market as a whole.
The Fund may invest in foreign issuers and securities without limit. Non‑ U.S. securities may be denominated in either U.S. dollars or foreign currencies.
The Fund may invest in securities of issuers of any market capitalization. Also, the Fund may invest without limit in debt instruments of any duration, maturity or credit quality, including high yield debt (commonly referred to as “junk” bonds), distressed debt and defaulted debt.
The Fund may make investments that involve the use of investment leverage. The Fund may use derivative instruments of any kind, short sale positions and repurchase agreements to create investment exposure or leverage and the Fund’s total notional investment exposure may exceed its net assets significantly. The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options.
The Fund may invest in indexed and inverse securities, such as other investment companies, including ETFs, closed‑end funds and open‑end mutual funds. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes.
The Fund’s holdings may be adjusted at any time. The Fund may also loan portfolio securities to earn income.
The Fund is a non‑diversified fund as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines credit instruments broadly to include any debt instrument or instrument with debtlike characteristics. The Fund’s investments in credit instruments typically include corporate and sovereign bonds, senior loans, convertible securities and preferred stocks, and securitized instruments such as mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), which are vehicles backed by pools of assets such as mortgages, loans, or other receivables.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The adviser seeks to invest primarily in credit instruments that the Adviser expects to benefit from an event catalyst. Specific event catalysts include, but are not limited to: mergers, acquisitions, capital structure arbitrage (the exploitation of discrepancies of a company’s debt and equity securities), tender offers, asset sales or other divestitures, restructurings, spin-offs, initial public offerings, new issue debt, debt refinancings, near-term debt maturities, asset monetizations (the process of converting assets into a revenue source), recapitalizations (the restructuring of a company’s debt and equity structure), reorganizations, or broader geopolitical, environmental or economic events that can impact specific industries or the economy as a whole.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in credit instruments.